Property and Equipment, Net (Details) - Schedule of property and equipment - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of property and equipment [Abstract]
Miners	$ 33,173,812
Less: accumulated depreciation	(3,324,655)
Property and equipment, net	$ 29,849,157